The Company and basis of presentation (Details) € in Thousands		3 Months Ended	6 Months Ended
	Dec. 31, 2019 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)
Selling, general and administrative expense reclassified to research and development expense
The Company and basis of presentation
Amount of reclassifications or changes in presentation		€ 7,363		€ 2,347
Trade accounts and other receivables reclassified to accounts receivable from related parties, cash flow
The Company and basis of presentation
Amount of reclassifications or changes in presentation				€ 14,372
Non-current provisions and other non-current liabilities reclassified to current provisions and other current liabilities
The Company and basis of presentation
Amount of reclassifications or changes in presentation	€ 51,831
ARGENTINA
The Company and basis of presentation
Gains (losses) on net monetary position			€ (7,556)
Level of price index			322.0
Percentage of price index increase			14.00%